Exhibit 99.5 Schedule 3

Loan ID	Marketing ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	94194	C	A	C	A	A	A	A	A	Closed	FCRE8611	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received, resolved - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached correct occupancy affidavit.
Thanks! - Buyer-REDACTED
Open-1. There is no Business Purpose Affidavit in the file.
																						2. The occupancy statement document on page 275 indicates this will be the borrowers 2nd home - Due Diligence Vendor-REDACTED		Resolved-Received, resolved - Due Diligence Vendor-REDACTED			Affidavit of Occupancy.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A